Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
CORPORATE INFORMATION

Viking Holdings Ltd (“VHL” or the “Company”) is a Bermuda company, incorporated on July 21, 2010, whose registered address is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. The Company is registered in Bermuda as an exempted company and, pursuant to Section 14(3) of the Companies Act 1981, has perpetual succession. The Company’s majority shareholder is Viking Capital Limited (“VCAP”), which is registered in the Cayman Islands as an exempted company.

The principal business activity of the Company and its subsidiaries (the “Group”) is to engage in passenger shipping and other forms of passenger transport and as a tour entrepreneur for passengers and related activities in tourism.

Initial Public Offering

On May 3, 2024, the Company closed its initial public offering (the “IPO”) of its ordinary shares. The Company issued 11,000,000 ordinary shares at a public offering price of $24.00 per share. The Company received net proceeds of $243.9 million after deducting underwriting discounts and commissions of $13.2 million and other offering expenses of $6.9 million. In addition, certain existing shareholders sold ordinary shares in the IPO.

Immediately prior to the consummation of the IPO, all outstanding preference shares and Series C Preference Shares converted to ordinary shares on a one-for-one basis (the “Conversion Event”). Additionally, all outstanding options for non-voting ordinary shares and all outstanding restricted share units (“RSUs”) for non-voting ordinary shares converted to options for ordinary shares and RSUs for ordinary shares, respectively, on a one-for-one basis. All authorized Series C Preference Shares, preference shares and non-voting ordinary shares were also redesignated into authorized ordinary shares. Additionally, in connection with the IPO, the Company adopted updated bye-laws (“Post IPO Bye Laws”). Following the IPO and in accordance with the Post IPO Bye Laws, the Company has two classes of authorized share capital: ordinary shares and special shares. Each ordinary share is entitled to one vote per share, and each special share is entitled to 10 votes per share.

As a result of the conversion of the Series C Preference Shares to ordinary shares immediately prior to the consummation of the IPO, the Private Placement liability and Private Placement derivative were derecognized with an offsetting amount recognized in equity. See Note 20.

All RSUs granted by the Company prior to the IPO were subject to a liquidity vesting condition and some RSUs were also subject to a service condition. Upon the consummation of the IPO, the liquidity condition was satisfied, resulting in the vesting of 16,251,664 outstanding RSUs. In connection with the settlement of the RSUs that vested upon the IPO, the Company withheld 5,171,224 ordinary shares and used $136.4 million of the net proceeds from the IPO to satisfy tax withholding and remittance obligations. As a result, the Company issued 11,080,440 ordinary shares in connection with the net settlement of RSUs that vested upon the IPO. See Note 21.

Secondary Offering

On September 13, 2024, the Company completed a secondary offering of 34,500,000 ordinary shares on behalf of TPG VII Valhalla Holdings, L.P. (“TPG”) and CPP Investment Board PMI-3 Inc. (“CPP Investments”) at a price of $31.00 per share, which included the full exercise by the underwriters of their option to purchase an additional 4,500,000 ordinary shares (the “Secondary Offering”). The Company did not issue any ordinary shares and did not receive any proceeds from the Secondary Offering. The Company incurred $1.3 million in costs associated with the Secondary Offering, which are included in selling and administration on the consolidated statement of operations.

As of December 31, 2024, the Company had 442,721,700 total ordinary shares and special shares outstanding, comprised of 314,950,576 ordinary shares and 127,771,124 special shares. See Note 19.